SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.4%

Commercial Services - 6.0%
ASGN, Inc. *	19,450	1,757,697
Booz Allen Hamilton Holding Corp.	20,000	1,847,000
Colliers International Group, Inc.	12,700	1,164,082
FTI Consulting, Inc. *	5,250	869,977

		5,638,756

Consumer Durables - 3.1%
BRP, Inc.	8,150	501,714
Helen of Troy, Ltd. *	4,875	470,145
Take-Two Interactive Software, Inc. *	4,075	444,175
Thor Industries, Inc.	11,200	783,776
YETI Holdings, Inc. *	25,325	722,269

		2,922,079

Consumer Services - 3.1%
Nexstar Media Group, Inc.	12,725	2,123,166
Vail Resorts, Inc.	3,550	765,522

		2,888,688

Electronic Technology - 8.7%
Arista Networks, Inc. *	15,600	1,761,084
Ciena Corp. *	14,150	572,084
Coherent Corp. *	20,075	699,614
Entegris, Inc.	5,249	435,772
MKS Instruments, Inc.	13,400	1,107,376
Monolithic Power Systems, Inc.	5,675	2,062,295
Skyworks Solutions, Inc.	10,800	920,916
Stratasys, Ltd. *	46,175	665,382

		8,224,523

Energy Minerals - 2.0%
Northern Oil & Gas, Inc.	9,450	259,024
Oasis Petroleum, Inc.	11,975	1,637,821

		1,896,845

Finance - 10.3%
Air Lease Corp.	27,625	856,651
American Financial Group, Inc.	4,800	590,064
Artisan Partners Asset Management, Inc.	31,825	857,047
Axis Capital Holdings, Ltd.	22,975	1,129,221
First Republic Bank	5,200	678,860
H&E Equipment Services, Inc.	53,175	1,506,980
Hannon Armstrong Sust. Inf. Cap., Inc.	25,800	772,194
Physicians Realty Trust	61,600	926,464
Stifel Financial Corp.	11,800	612,538
SVB Financial Group *	2,800	940,184
Western Alliance Bancorp	14,300	940,082

		9,810,285

Health Services - 4.5%
Addus HomeCare Corp. *	16,850	1,604,794
Encompass Health Corp.	19,675	889,900
Tenet Healthcare Corp. *	34,900	1,800,142

		4,294,836

Health Technology - 12.9%
908 Devices, Inc. *	32,675	537,504
Align Technology, Inc. *	2,150	445,286
AtriCure, Inc. *	23,225	908,098
Bio-Techne Corp.	3,700	1,050,800

Name of Issuer	Quantity	Fair Value ($)

Exact Sciences Corp. *	12,425	403,688
Halozyme Therapeutics, Inc. *	33,000	1,304,820
Inmode, Ltd. *	32,900	957,719
Insulet Corp. *	3,525	808,635
NanoString Technologies, Inc. *	18,100	231,137
PerkinElmer, Inc.	7,000	842,310
Sarepta Therapeutics, Inc. *	13,400	1,481,236
Seres Therapeutics, Inc. *	122,425	785,969
STAAR Surgical Co. *	17,500	1,234,625
STERIS, PLC	6,675	1,109,919
Twist Bioscience Corp. *	4,800	169,152

		12,270,898

Industrial Services - 7.0%
EMCOR Group, Inc.	14,200	1,639,816
KBR, Inc.	43,500	1,880,070
MYR Group, Inc. *	8,675	735,033
Waste Connections, Inc.	17,575	2,374,910

		6,629,829

Non-Energy Minerals - 3.1%
AZEK Co., Inc. *	24,200	402,204
Eagle Materials, Inc.	10,300	1,103,954
MP Materials Corp. *	19,100	521,430
Trex Co., Inc. *	20,825	915,051

		2,942,639

Process Industries - 3.5%
Avient Corp.	13,200	399,960
Cabot Corp.	3,700	236,393
Olin Corp.	48,175	2,065,744
Scotts Miracle-Gro Co.	3,700	158,175
Vital Farms, Inc. *	41,675	498,850

		3,359,122

Producer Manufacturing - 9.6%
AZZ, Inc.	22,575	824,213
Belden, Inc.	20,275	1,216,905
Carlisle Cos, Inc.	2,200	616,902
Crane Holdings Co.	19,075	1,669,826
Donaldson Co., Inc.	20,850	1,021,858
Hubbell, Inc.	6,400	1,427,200
Lincoln Electric Holdings, Inc.	7,100	892,612
Regal Rexnord Corp.	6,755	948,132
Zurn Water Solutions Corp.	19,325	473,463

		9,091,111

Retail Trade - 3.4%
Boot Barn Holdings, Inc. *	19,875	1,161,893
Casey’s General Stores, Inc.	4,300	870,836
Ulta Beauty, Inc. *	3,050	1,223,629

		3,256,358

Technology Services - 14.0%
Altair Engineering, Inc. *	29,983	1,325,848
ANSYS, Inc. *	2,950	654,015
Aspen Technology, Inc. *	5,281	1,257,934
Euronet Worldwide, Inc. *	12,050	912,908
Globant SA *	11,350	2,123,358
GoDaddy, Inc. *	15,025	1,064,972
HubSpot, Inc. *	3,600	972,432
nCino, Inc. *	25,400	866,394

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Paycom Software, Inc. *	6,225	2,054,188
PTC, Inc. *	17,600	1,840,960
Science Applications International Corp.	2,700	238,761

		13,311,770

Transportation - 6.7%
Alaska Air Group, Inc. *	11,500	450,225
Golar LNG, Ltd. *	68,100	1,697,052
Knight-Swift Transportation Holdings, Inc.	26,650	1,303,984
Marten Transport, Ltd.	57,175	1,095,473
TFI International, Inc.	20,025	1,811,862

		6,358,596

Utilities - 0.5%
Spire, Inc.	7,100	442,543

Total Common Stocks (cost: $66,417,754)		93,338,878

Short-Term Securities - 1.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $1,618,205)	1,618,205	1,618,205

Total Investments in Securities - 100.1% (cost $68,035,959)		94,957,083

Other Assets and Liabilities, net - (0.1)%		(65,706)

Net Assets - 100.0%		$94,891,377

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	93,338,878	—	—	93,338,878
Short-Term Securities	1,618,205	—	—	1,618,205

Total:	94,957,083	—	—	94,957,083

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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